Short-Term Loans	12 Months Ended
Dec. 31, 2024
Short-Term Loan [Abstract]
SHORT-TERM LOANS
NOTE 13 –	SHORT-TERM LOANS

a.	Composition:

	December 31,
	2024	2023
	USD in thousands
Short-term loan (1)-(13)	13,224	11,750
Accrued interest	310	128
	13,534	11,878

1)	Loan received in July 2020, by Comsec Distribution (fully owned subsidiary), with an original principal amount of NIS 5,000 thousand ($1,452 thousand) and repayable in 18 installments from January 2025. The loan bearing interest of Prime (Bank of Israel intrabank) + 1.5%. As of December 31, 2024 the remaining principal amount is $627 thousand.

2)	Loan received in September 2021, by Comsec (fully owned subsidiary), with an original principal amount of NIS 980 thousand ($309 thousand) and repayable in 47 installments from February 2021. The loan bearing interest of Prime (Bank of Israel intrabank) + 1.5%. As of December 31, 2024 the remaining principal amount is $53 thousand.

3)	Loan received in September 2021, by Comsec (fully owned subsidiary), with an original principal amount of NIS 6,000 thousand ($1,934 thousand) and repayable in two annual installments from September 2023. The loan bearing interest of Prime (Bank of Israel intrabank) + 1.95%. As of December 31, 2024 the remaining principal amount is $877 thousand.

4)	On-call loans received by Comsec, in an aggregate principal amount of NIS 34,106 thousand ($9,692 thousand). The loan bearing interest of 8.1%. As of December 31, 2024 the remaining principal amount is $4,527 thousand.

5)	Loan received in May 2023, by Aginix Engineering and Project Management Ltd. (“Aginix”), a second-tier subsidiary, with an original principal amount of NIS 1,000 thousand ($267 thousand) and repayable in 12 installments from June 2023. The loan bearing interest of 7.25%. As of December 31, 2024 the loan has been fully repaid.

6)	Loan received in July 2024, by Aginix, a second-tier subsidiary, with an original principal amount of NIS 1,200 thousand ($334 thousand) and repayable in 12 installments from August 2024. The loan bearing interest of 7%. As of December 31, 2024 the remaining principal amount is $195 thousand.

7)	Loan received in December 2024, by Aginix, a second-tier subsidiary, with an original principal amount of NIS 500 thousand ($137 thousand) and repayable in 12 installments from January 2025. The loan bearing interest of 6.5%. As of December 31, 2024 the remaining principal amount is $137 thousand.

8)	Loan received in May 2023, by Qpoint Technologies Ltd. (“Qpoint”), with an original principal amount of NIS 1,700 thousand ($469 thousand) and repayable in 12 installments from June 2023. The loan bearing interest of Prime + 1.1%. As of December 31, 2024 the loan has been fully repaid.

9)	Loan received in May 2024, by Qpoint, with an original principal amount of NIS 1,200 thousand ($321 thousand) and repayable in 12 installments from June 2024. The loan bearing interest of 7.10%. As of December 31, 2024 the remaining principal amount is $240 thousand.
10)	On-call loans received by Qpoint, in an aggregate principal amount of NIS 6,300 thousand ($1,703 thousand). The loan bearing interest of Prime + 1.1%. As of December 31, 2024 the remaining principal amount is $521 thousand.

11)	Loan received in February 2023, by HUB, in an aggregate principal amount of NIS 3,300 thousand ($900 thousand) and repayable in one installment in January 2026 in an amount of $1,000 thousand. The loan bearing interest of 12%. As of December 31, 2024 the remaining principal amount is $961 thousand (including an interest of $238 thousand). The Company did not meet the interest payments, therefore the loan is classified as short-term loan.

12)

Loan received in February 2023, by HUB, in an aggregate principal amount of $2,500 thousand upon closing of the Business Combination (the “Secured Promissory Note”). The Secured Promissory Note will bear interest at a rate of 10% per annum and is due on demand. The Company failed to meet the contractual terms of the Secured Promissory Note. As a result, the Company is required to pay Dominion Capital LLC and its affiliates (“Dominion”) an interest rate of 24% immediately. As of December 31, 2024 the remaining principal amount is $3,715 thousand.

Subsequent to December 31, 2024, the Company reached a settlement with Dominion. For more information please refer to Note 28(11).

13)	In November 2024, the Company received from Claymore a loan the amount of $500 thousand. The loan accrued interest at the rate of 10% of the principal amount and the interest rate will increase by 5% of the principal amount each week following December 15, 2024 until it is repaid. The loan is repayable upon the closing of the Company’s next financing.

Financial covenants:

In connection with bank loans whose balance as of December 31, 2024 approximates NIS 1,212 thousand ($332 thousand), the subsidiary, Aginix, has undertaken towards the lending bank to meet the following financial covenants: the subsidiary’s adjusted equity will not be lower than NIS 500 thousand and its ratio to balance sheet will not be lower than 10%.

In connection with bank loans whose balance as of December 31, 2024 approximates NIS 22,187 thousand ($6,129 thousand), the subsidiary, Comsec, has undertaken towards the lending bank to meet the following financial covenants: the subsidiary’s customer debt to on-call bank credit will not be lower than 1.2 and the ratio of long-term debt less cash to EBITDA will not be higher than 3.5 at all times.

As of December 31, 2024, the subsidiary, Comsec, has reached and signed a settlement agreement on the above mentioned bank facilities and as such all old financial covenants were dismissed.

b.	As for collaterals and charges, see Note 22a below.